Related Parties (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
National Amusements Inc. [Member]
Related Party Transaction [Line Items]
NAI ownership of CBS Corp. Class A common stock (percentage)	79.60%
NAI ownership of CBS Corp. Class A and Class B common stock on a combined basis (percentage)	6.70%
Viacom Inc. [Member]
Related Party Transaction [Line Items]
Revenues from transactions with related parties	$ 185	$ 211	$ 244
Expenses from transactions with related party	21	26	23
Receivables, Viacom	84	124
Other assets (Receivables, noncurrent), Viacom	115	133
Total amounts due from related parties	199	257
Equity Method Investee [Member]
Related Party Transaction [Line Items]
Revenues from transactions with related parties	$ 108	$ 157	$ 131